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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                                     -------
                                  INDEPENDENCE
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/04

[LOGO] PIONEER
Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               4
Schedule of Investments                       7
Financial Statements                         13
Notes to Financial Statements                17
Trustees, Officers and Service Providers     21

Pioneer Independence Fund
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------

[The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks                              91.5%
Depositary Receipts for International Stocks     5.0%
Temporary Cash Investments                       3.5%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Financials                                      25.1%
Information Technology                          23.3%
Consumer Discretionary                          15.4%
Health Care                                     13.5%
Industrials                                      6.0%
Materials                                        5.2%
Consumer Staples                                 4.7%
Telecommunication Services                       4.2%
Energy                                           2.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.     Citigroup, Inc.                4.53%      6.    Pfizer, Inc.               3.12%
 2.     Tyco International Ltd.        4.06       7.    Bank of America Corp.      3.02
 3.     Countrywide Financial Corp.    4.02       8.    Liberty Media Corp.        2.95
 4.     Goldman Sachs Group, Inc.      3.82       9.    Intel Corp.                2.64
 5.     Baxter International, Inc.     3.34      10.    J.C. Penney Co., Inc.      2.49

This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $11.45    $11.11

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The following chart shows the change in value of an investment made in Pioneer Independence Fund, compared to that of the growth of the Russell 1000 Index.

[The following table was depicted as a mountain chart in the printed material.]

                   Pioneer             Russell
                Independence             1000
                    Fund*               Index+
                    -----               ------
3/98                10000               10000
                     9693               11204
                    11910               13548
12/00               13743               12495
                    12113               10939
12/02                9426                8571
                    12235               11133
6/04                12608               11503

--------------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)

                    Net Asset    Public Offering
Period                Value*          Price
Life-of-Class
(3/16/98)              3.80%          -7.03%
5 Years                2.56          -10.72
1 Year                15.42          -42.29
--------------------------------------------------

Returns assume reinvestment of distributions of net asset value.

* Reflects Fund performance only, at net asset value. Does not reflect Creation and Sales Charges applicable to purchases of Fund shares through Pioneer Independence Plans, which vary as discussed in the Plans' prospectus. For the first 12 investments, these charges amount to 50% of the total amount invested. Total return would be reduced if these charges were taken into account as shown in the Public Offering Price column in the above table.

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

+ Index comparison begins 3/31/98. The Russell 1000 Index is an unmanaged measure of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000. Index returns are calculated monthly, assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

Day-to-day investment decisions for Pioneer Independence Fund are the responsibility of Andrew Acheson, a vice president at Pioneer. In the following pages he reviews the shifting investment background over the first half of 2004 and describes the strategies he and his team employed. Securities in Independence Fund's portfolio are chosen from the issues that Pioneer's other investment professionals have selected for the funds that they manage.

Q. Please describe the investment background for the first six months of the year.

A. Between year-end 2003 and June 30, 2004, investor attitudes toward the equity market took several dramatic turns. Initially, upward momentum in stocks carried over from last year as the US economic recovery seemed to be moving along smoothly. By spring, however, nagging questions about the nation's stubbornly high unemployment rate brought a decline. Then, reports of an uptick in corporate hiring inspired new interest in stocks. But when job creation staged a sharp rebound, concerns arose that the economy might be in danger of overheating. Investors worried that the resulting inflation would trigger restrictive action by the Federal Reserve Board in the form of higher interest rates. Hiring sagged again in May, and the market slumped as well. A June rebound followed, on the strength of encouraging corporate earnings.

Q. How did the Fund perform against that volatile background?

A. After outperforming its benchmark, the Russell 1000 Index, in the first three months of the year, Independence Fund trailed the Index over the last three months. Overall, for the six months ended June 30, 2004, Independence Fund's 3.06% total return, calculated at net asset value, was slightly behind the Index's return of 3.33% for the same period. The average Lipper Multi-Cap Core Fund returned 3.34% over the six months.

Q. What were some of the Fund's holdings that contributed to performance in the first half of the year?

A. AT&T Wireless was the Fund's largest gainer, thanks to its pending buyout by rival Cingular. In financial services, Countrywide Financial, a mortgage lender, has been gaining market share and rose strongly over this period. We think the market has underestimated Countrywide's earnings potential, while placing undue emphasis on the cyclicality of its earnings. Investors reacted favorably to

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   J.C. Penney's sale of its Eckerd Drug division; cash from that transaction may allow J.C. Penney to reduce debt, update older stores and buy back shares. Apple Computer rose, thanks largely to unexpectedly strong sales of its iPod music playback device. And Tyco International showed increased cash flows and reduced debt levels as new management continued to engineer the company's successful turnaround.

   Other strong performers included Baxter International, which benefited from an improving balance between supply and demand for blood products. The departure of some competitors from that business aided Baxter's position. We made a commitment to Israel-based Checkpoint Software some time ago, when the market placed a low valuation on its shares. Our patience was rewarded recently when concerns about Internet and corporate network security boosted demand for Checkpoint's specialized software.

   Performance benefited when we sold Intel, the leading maker of computer chips, and later repurchased shares when valuations fell to attractive levels. We expect Intel to benefit from the next cycle of corporate upgrades now that the Y2K generation of computers is over 4 years old.

Q. What were some of the period's disappointments?

A. Weakness in metals issues accounts for much of the Fund's underperformance in the latter part of the period. Freeport- McMoRan, which mines both gold and copper, fell when gold prices declined. The threat of higher interest rates and a slowing economy also put pressure on Freeport as well as on copper producer Phelps Dodge. With global demand high despite a modest slowdown in China's expansion, and world inventories extremely tight, the outlook for sustained high copper prices helped both issues to recover later in the period. Liberty Media, which owns the Starz, Encore and Discovery channels, was another laggard, as advertising revenues have not expanded as expected during the recovery. Liberty is becoming an operating company rather than a holding company for media assets, and appears undervalued compared to its peers.

   Industrial conglomerate SPX Corp. was a major disappointment. We eliminated this holding after review of its financial data raised concerns over operating margins and other issues.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
--------------------------------------------------------------------------------

   Despite generally good stock selection, our sector exposure hurt relative returns in some cases. We were underweighted compared with the benchmark among strong-performing industrial issues. On the other hand, we were overweight the weak technology sector, but successful selections, including Apple and Checkpoint, helped results. But Lexar and Sandisk, two makers of compact flash drives and memory cards for digital cameras, declined. Sandisk cut prices sharply to discourage new competitors from entering the business. The short-term impact was to deflate earnings for all industry participants. We are exercising patience with both stocks in the belief that the move will pay off in the long run.

Q. What is your outlook for the months ahead?

A. We think the recovery remains intact and look for earnings to expand in absolute terms next year, barring unexpected shocks. Corporate profits should continue to show year-over-year improvement for a while longer. But delivering increases over last year's figures will soon be more challenging because the recovery was well under way in the latter part of 2003.

   As November approaches, the outcome of the presidential election will loom in investors' minds. If the market is still sluggish at year end and valuations are not out of line with next year's earnings expectations, investors should feel encouraged. We think that corporations that have underinvested in plant and equipment for some time may soon ratchet up capital expenditures, thanks to solid current cash flows, stronger balance sheets and competitive pressures.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                Value
              COMMON STOCKS - 100.0%
              Energy - 2.6%
              Integrated Oil & Gas - 1.0%
  51,500      Exxon Mobil Corp.                                  $  2,287,115
                                                                 ------------
              Oil & Gas Drilling - 1.6%
 128,300      Transocean Offshore, Inc.*                         $  3,713,002
                                                                 ------------
              Total Energy                                       $  6,000,117
                                                                 ------------
              Materials - 5.2%
              Diversified Metals & Mining - 5.2%
 168,600      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  5,589,090
  72,900      Phelps Dodge Corp.*                                   5,650,479
  10,600      Rio Tinto Plc (A.D.R.)                                1,039,330
                                                                 ------------
              Total Materials                                    $ 12,278,899
                                                                 ------------
              Capital Goods - 6.0%
              Aerospace & Defense - 0.5%
  25,000      Boeing Co.                                         $  1,277,250
                                                                 ------------
              Industrial Conglomerates - 5.5%
 288,100      Tyco International Ltd.                            $  9,547,634
  36,900      United Technologies Corp.                             3,375,612
                                                                 ------------
                                                                 $ 12,923,246
                                                                 ------------
              Total Capital Goods                                $ 14,200,496
                                                                 ------------
              Automobiles & Components - 1.7%
              Automobile Manufacturers - 1.7%
 250,000      Ford Motor Corp.                                   $  3,912,500
                                                                 ------------
              Total Automobiles & Components                     $  3,912,500
                                                                 ------------
              Media - 6.6%
              Broadcasting & Cable TV - 3.6%
 772,300      Liberty Media Corp.*                               $  6,942,977
  38,615      Liberty Media International, Inc. (d)*                1,432,617
                                                                 ------------
                                                                 $  8,375,594
                                                                 ------------
              Movies & Entertainment - 3.0%
 165,900      The Walt Disney Co.                                $  4,228,791
 168,000      Time Warner, Inc.*                                    2,953,440
                                                                 ------------
                                                                 $  7,182,231
                                                                 ------------
              Total Media                                        $ 15,557,825
                                                                 ------------


  The accompanying notes are an integral part of these financial statements.   7

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                        Value
              Retailing - 7.2%
              Catalog Retail - 1.0%
  44,600      Amazon.Com, Inc.*                          $  2,426,240
                                                         ------------
              Department Stores - 2.5%
 155,300      J.C. Penney Co., Inc.                      $  5,864,128
                                                         ------------
              General Merchandise Stores - 2.2%
 167,800      Family Dollar Stores, Inc.                 $  5,104,476
                                                         ------------
              Internet Retail - 1.5%
  37,600      eBAY, Inc.*                                $  3,457,320
                                                         ------------
              Total Retailing                            $ 16,852,164
                                                         ------------
              Food & Drug Retailing - 0.5%
              Food Retail - 0.5%
  18,000      Nestle SA (A.D.R.)                         $  1,206,000
                                                         ------------
              Total Food & Drug Retailing                $  1,206,000
                                                         ------------
              Food, Beverage & Tobacco - 3.0%
              Soft Drinks - 3.0%
  84,400      The Coca-Cola Co.                          $  4,260,512
  50,000      PepsiCo, Inc.                                 2,694,000
                                                         ------------
                                                         $  6,954,512
                                                         ------------
              Total Food, Beverage & Tobacco             $  6,954,512
                                                         ------------
              Household & Personal Products - 1.2%
              Household Products - 1.2%
  47,700      Colgate-Palmolive Co.                      $  2,788,065
                                                         ------------
              Total Household & Personal Products        $  2,788,065
                                                         ------------
              Health Care Equipment & Services - 5.8%
              Health Care Distributors - 1.0%
  93,100      Bristol-Myers Squibb Co.                   $  2,280,950
                                                         ------------
              Health Care Equipment - 4.8%
 227,500      Baxter International, Inc.                 $  7,851,025
  35,200      Stryker Corp.                                 1,936,000
  17,200      Zimmer Holdings, Inc.*                        1,517,040
                                                         ------------
                                                         $ 11,304,065
                                                         ------------
              Total Health Care Equipment & Services     $ 13,585,015
                                                         ------------


8   The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                        Value
              Pharmaceuticals & Biotechnology - 7.7%
              Biotechnology - 2.5%
  95,350      Amgen, Inc.*                               $  5,203,250
  10,000      Celgene Corp. (d)*                              572,600
                                                         ------------
                                                         $  5,775,850
                                                         ------------
              Pharmaceuticals - 5.2%
 207,800      IVAX Corp.*                                $  4,985,122
 214,280      Pfizer, Inc.                                  7,345,518
                                                         ------------
                                                         $ 12,330,640
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $ 18,106,490
                                                         ------------
              Banks - 9.3%
              Diversified Banks - 3.0%
  83,900      Bank of America Corp.                      $  7,099,618
                                                         ------------
              Thrifts & Mortgage Finance - 6.3%
 134,449      Countrywide Financial Corp.                $  9,445,042
  83,600      Freddie Mac                                   5,291,880
                                                         ------------
                                                         $ 14,736,922
                                                         ------------
              Total Banks                                $ 21,836,540
                                                         ------------
              Diversified Financials - 14.2%
              Asset Management & Custody Banks - 0.6%
  53,100      The Bank of New York Co., Inc.             $  1,565,388
                                                         ------------
              Consumer Finance - 2.9%
  64,100      American Express Co.                       $  3,293,458
 237,300      Providian Financial Corp.*                    3,481,191
                                                         ------------
                                                         $  6,774,649
                                                         ------------
              Diversified Capital Markets - 2.3%
 140,500      J.P. Morgan Chase & Co.                    $  5,447,185
                                                         ------------
              Investment Banking & Brokerage - 3.8%
  95,400      Goldman Sachs Group, Inc.                  $  8,982,864
                                                         ------------
              Diversified Financial Services - 4.5%
 229,000      Citigroup, Inc.                            $ 10,648,500
                                                         ------------
              Total Diversified Financials               $ 33,418,586
                                                         ------------


  The accompanying notes are an integral part of these financial statements.   9

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                             Value
              Insurance - 1.6%
              Multi-Line Insurance - 0.7%
  22,000      American International Group, Inc.              $  1,568,160
                                                              ------------
              Property & Casualty Insurance - 0.9%
     500      Berkshire Hathaway, Inc. (Class B)*             $  1,477,500
  14,800      Safeco Corp.                                         651,200
                                                              ------------
                                                              $  2,128,700
                                                              ------------
              Total Insurance                                 $  3,696,860
                                                              ------------
              Software & Services - 2.5%
              Application Software - 2.1%
  46,400      Check Point Software Technologies Ltd.*         $  1,252,336
 127,100      Microsoft Corp.                                    3,629,976
                                                              ------------
                                                              $  4,882,312
                                                              ------------
              Data Processing & Outsourced Services - 0.4%
  24,600      Automatic Data Processing, Inc.                 $  1,030,248
                                                              ------------
              Total Software & Services                       $  5,912,560
                                                              ------------
              Technology Hardware & Equipment - 9.1%
              Networking Equipment - 1.6%
 178,150      Network Appliance, Inc.*                        $  3,835,570
                                                              ------------
              Computer Hardware - 3.9%
 109,750      Apple Computer, Inc.*                           $  3,571,265
 157,600      Dell, Inc.*                                        5,645,232
                                                              ------------
                                                              $  9,216,497
                                                              ------------
              Computer Storage & Peripherals - 3.6%
 290,300      EMC Corp.*                                      $  3,309,420
 289,500      Lexar Media, Inc. (d)*                             1,933,860
 144,800      Sandisk Corp. (d)*                                 3,140,712
                                                              ------------
                                                              $  8,383,992
                                                              ------------
              Total Technology Hardware & Equipment           $ 21,436,059
                                                              ------------
              Semiconductors - 11.6%
              Semiconductor Equipment - 1.5%
 122,000      Novellus Systems, Inc.*                         $  3,835,680
                                                              ------------


10   The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
               Semiconductors - 10.1%
   87,400      Analog Devices, Inc.                                 $  4,114,792
   93,700      Cypress Semiconductor Corp. (d)*                        1,329,603
  225,000      Intel Corp.                                             6,210,000
   55,100      Linear Technology Corp.                                 2,174,797
   45,350      Maxim Integrated Products                               2,377,247
  488,633      Taiwan Semiconductor Manufacturing Co. (A.D.R.)         4,060,539
  145,700      Texas Instruments, Inc.                                 3,523,026
                                                                    ------------
                                                                    $ 23,790,004
                                                                    ------------
               Total Semiconductors                                 $ 27,625,684
                                                                    ------------
               Telecommunication Services - 4.2%
               Wireless Telecommunication Services - 4.2%
  191,200      Nextel Communications, Inc.*                         $  5,097,392
  214,500      Vodafone Group Plc (A.D.R.)                             4,740,450
                                                                    ------------
                                                                    $  9,837,842
                                                                    ------------
               Total Telecommunication Services                     $  9,837,842
                                                                    ------------
               TOTAL COMMON STOCKS
               (Cost $215,154,145)                                  $235,206,214
                                                                    ------------
               TEMPORARY CASH INVESTMENTS - 3.6%
               Security Lending Collateral - 3.6%
8,406,015      Securities Lending Investment Fund, 1.29%            $  8,406,015
                                                                    ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $8,406,015)                                    $  8,406,015
                                                                    ------------
               TOTAL INVESTMENT IN SECURITIES - 103.6%
               (Cost $223,560,160)(a)(b)(c)                         $243,612,229
                                                                    ------------
               OTHER ASSETS AND LIABILITIES - 3.6%                  $ (8,370,677)
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $235,241,552
                                                                    ============

*      Non-income producing security.

A.D.R. American Depositary Receipt.

(a)     At June 30, 2004 the net unrealized gain on investments based on cost for federal income tax purposes of $224,055,522 was as follows:

         Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost                                          $25,442,348

         Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value                                           (5,885,641)
                                                                                                   -----------
         Net unrealized gain                                                                       $19,556,707
                                                                                                   ===========


 The accompanying notes are an integral part of these financial statements.   11

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

(b) At December 31, 2003, the Fund had a net capital loss carryforward of $8,433,569 of which the following amounts will expire between 2009 and 2010, if not utilized.

      $1,195,416 in 2009
      $7,238,153 in 2010

(c) The Fund elected to defer approximately $802,136 of capital losses recognized between November 1, 2003 and December 31, 2003 to its fiscal year ending December 31, 2004.

(d)   At June 30, 2004, the following securities were out on loan:

                                                           Market
    Shares                   Description                   Value
--------------   -----------------------------------   -------------
       9,500     Celgene Corp.*                        $  543,970
      71,345     Cypress Semiconductor Corp.*           1,012,386
     275,000     Lexar Media, Inc.*                     1,837,000
      36,600     Liberty Media International Inc.*      1,357,860
     127,680     Sandisk Corp.*                         2,769,379
                                                       ----------
                 Total                                 $7,520,595
                                                       ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $150,215,291 and $108,855,020, respectively.

12   The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $7,520,595) (cost $223,560,160)                             $243,612,229
  Cash                                                              384,071
  Receivables -
   Fund shares sold                                                  39,182
   Dividends, interest and foreign taxes withheld                   141,493
  Other                                                                 370
                                                               ------------
     Total assets                                              $244,177,345
                                                               ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                     $     62,359
   Upon return of securities loaned                               8,406,015
  Due to affiliates                                                 418,227
  Accrued expenses                                                   49,192
                                                               ------------
     Total liabilities                                         $  8,935,793
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $211,583,238
  Accumulated net investment loss                                  (438,948)
  Accumulated net realized gain on investments                    4,045,193
  Net unrealized gain on investments                             20,052,069
                                                               ------------
     Total net assets                                          $235,241,552
                                                               ------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Based on $235,241,552/20,538,625 shares                      $      11.45
                                                               ============


 The accompanying notes are an integral part of these financial statements.   13

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $22,250)       $1,131,833
  Interest                                                       22,680
  Income from securities loaned, net                              7,705
                                                             ----------
     Total investment income                                                $ 1,162,218
                                                                            -----------
EXPENSES:
  Management fees                                            $  800,124
  Transfer agent fees                                           861,884
  Distribution fees                                              29,990
  Administrative fees                                            20,680
  Custodian fees                                                 12,026
  Registration fees                                              12,409
  Professional fees                                              27,162
  Printing                                                        9,884
  Fees and expenses of nonaffiliated trustees                     2,570
  Miscellaneous                                                   4,357
                                                             ----------
     Total expenses                                                         $ 1,781,086
                                                                            -----------
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                       (179,912)
     Less fees paid indirectly                                                       (8)
                                                                            -----------
     Net expenses                                                           $ 1,601,166
                                                                            -----------
       Net investment loss                                                  $  (438,948)
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                          $13,776,260
  Change in net unrealized gain on investments                               (6,964,914)
                                                                            -----------
     Net gain on investments                                                $ 6,811,346
                                                                            -----------
     Net increase in net assets resulting from operations                   $ 6,372,398
                                                                            ===========


14   The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                           Six Months
                                                             Ended
                                                            6/30/04          Year Ended
                                                          (unaudited)         12/31/03
FROM OPERATIONS:
Net investment loss                                      $   (438,948)     $   (432,912)
Net realized gain on investments                           13,776,260         2,996,926
Change in net unrealized gain (loss) on investments        (6,964,914)       33,971,436
                                                         ------------      ------------
  Net increase in net assets resulting from
   operations                                            $  6,372,398      $ 36,535,450
                                                         ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 45,668,094      $ 73,057,673
Cost of shares repurchased                                 (6,200,050)       (6,903,850)
                                                         ------------      ------------
  Net increase in net assets resulting from fund
   share transactions                                    $ 39,468,044      $ 66,153,823
                                                         ------------      ------------
  Net increase in net assets                             $ 45,840,442      $102,689,273
NET ASSETS:
Beginning of period                                       189,401,110        86,711,837
                                                         ------------      ------------
End of period (including accumulated net investment
  loss of ($438,948) and $0, respectively)               $235,241,552      $189,401,110
                                                         ============      ============

FROM FUND SHARE TRANSACTIONS:
                            '04 Shares     '04 Amount
                           (unaudited)    (unaudited)    '03 Shares    '03 Amount
Shares sold                 4,042,308    $ 45,668,094    7,626,051    $ 73,057,673
Less shares repurchased      (549,716)     (6,200,050)    (705,367)     (6,903,850)
                            ---------    ------------    ---------    ------------
  Net increase              3,492,592    $ 39,468,044    6,920,684    $ 66,153,823
                            =========    ============    =========    ============


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Independence Fund
FINANCIAL HIGHLIGHTS

                                                            Six Months
                                                               Ended         Year        Year       Year       Year       Year
                                                              6/30/04        Ended      Ended      Ended      Ended      Ended
                                                            (unaudited)    12/31/03    12/31/02   12/31/01   12/31/00   12/31/99
Net asset value, beginning of period                         $  11.11      $   8.56    $ 11.00    $ 12.48    $ 11.36    $  9.63
                                                             --------      --------    -------    -------    -------    -------
Increase (decrease) from investment operations:
 Net investment loss                                         $  (0.02)     $  (0.03)   $ (0.01)   $ (0.01)   $ (0.03)   $ (0.01)
 Net realized and unrealized gain (loss) on investments          0.36          2.58      (2.43)     (1.47)      1.77       2.19
                                                             --------      --------    -------    -------    -------    -------
  Net increase (decrease) from investment operations         $   0.34      $   2.55    $ (2.44)   $ (1.48)   $  1.74    $  2.18
Distributions to shareowners:
 Net investment income                                             --            --         --         --         --      (0.01)
 Net realized gain                                           $     --      $     --    $    --    $    --    $ (0.62)   $ (0.44)
                                                             --------      --------    -------    -------    -------    -------
Net increase (decrease) in net asset value                   $   0.34      $   2.55    $ (2.44)   $ (1.48)   $  1.12    $  1.73
                                                             --------      --------    -------    -------    -------    -------
Net asset value, end of period                               $  11.45      $  11.11    $  8.56    $ 11.00    $ 12.48    $ 11.36
                                                             ========      ========    =======    =======    =======    =======
Total return*                                                    3.06%        29.79%    (22.18)%   (11.86)%    15.38%     22.88%
Ratio of net expenses to average net assets+                     1.50%**       1.50%      1.50%      1.46%      1.48%      1.58%
Ratio of net investment loss to average net assets+             (0.41)%**     (0.32)%    (0.11)%    (0.10)%    (0.35)%    (0.11)%
Portfolio turnover rate                                           105%**         89%        53%        75%        98%       106%
Net assets, end of period (in thousands)                     $235,242      $189,401    $86,712    $55,684    $30,256    $12,018
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    1.67%**       2.09%      2.65%      3.34%      3.76%      6.18%
 Net investment loss                                            (0.58)%**     (0.90)%    (1.26)%    (1.98)%    (2.63)%    (4.71)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    1.50%**       1.50%      1.50%      1.46%      1.46%      1.50%
 Net investment loss                                            (0.41)%**     (0.32)%    (0.11)%    (0.10)%    (0.33)%    (0.03)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratio with no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.   16

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). The investment objective of the Fund is to seek capital appreciation.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day that the New York Stock Exchange is open, as of the close of the regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At June 30, 2004, there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the year ended December 31, 2003.

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2003.

-------------------------------------------------------
                                            2003
-------------------------------------------------------
Undistributed ordinary income           $        --
Capital loss carryforward                (8,433,569)
Unrealized appreciation                  26,521,621
                                        -----------
Total                                   $18,088,052
                                        ===========
-------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Dividends and distributions to shareowners are recorded as of the ex-dividend date.

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E. Security Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets. PIM has voluntarily agreed not to impose its management fee and to assume other operating expenses of the fund to the extent necessary to limit the Fund's expenses to 1.50% of average daily net assets. This agreement is temporary and may be terminated or revised by PIM at any time without notice.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $122,205 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $291,243 in transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution Plan

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Distribution Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Fund shares. Included in due to affiliates is $4,779 in distribution fees payable to PFD at June 30, 2004.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, the Fund's expenses were reduced by $8 under such arrangements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
Investments(R)

Pioneer Investment Management, Inc.                                        41545
60 State Street                                                    16054-00-0804
Boston, Massachusetts 02109              (C)2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Indedendence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.